Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt [Abstract]
Schedule of Maturity Analysis of the Long-Term Debt

The following table presents the maturity analysis of the long-term debt as of March 31, 2025:

Years
2025	$223,745
2026	299,254
2027	135,976
2028	56,384
Total debt	715,359
Less current portion	301,091
Long-term debt	$414,268

The following table presents the maturity analysis of the long-term debt as of December 31, 2024:

Years
2025	$291,036
2026	299,254
2027	135,976
2028	61,392
Total debt	787,659
Less current portion	291,036
Long-term debt	$496,623